Share-based compensation - Schedule of Activities in RSUs, RSAs and Other Contingently Issuable Shares Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Restricted stock units
Disclosure Of Share Based Payments [Line Items]
Beginning balance (in shares) | shares	1,320,193	638,350	100,383
Granted (in shares) | shares	793,337	1,127,149	715,224
Forfeited (in shares) | shares	(175,751)	(91,613)	(48,754)
Released (in shares) | shares	(512,583)	(353,693)	(128,503)
Ending balance (in shares) | shares	1,425,196	1,320,193	638,350
Weighted average grant date fair value, Beginning balance (in dollars per share) | $	$ 155.98	$ 134.79	$ 63.87
Weighted average grant date fair value, Granted (in dollars per share) | $	277.21	161.50	137.15
Weighted average grant date fair value, Forfeited (in dollars per share) | $	190.26	143.13	118.96
Weighted average grant date fair value, Released (in dollars per share) | $	178.19	138.66	98.52
Weighted average grant date fair value, Ending balance in (in dollars per share) | $	$ 211.25	$ 155.98	$ 134.79
Restricted stock awards
Disclosure Of Share Based Payments [Line Items]
Beginning balance (in shares) | shares	0	41,280	61,880
Granted (in shares) | shares	0	0	0
Forfeited (in shares) | shares	0	0	0
Released (in shares) | shares	0	(41,280)	(20,600)
Ending balance (in shares) | shares	0	0	41,280
Weighted average grant date fair value, Beginning balance (in dollars per share) | $	$ 0	$ 90.65	$ 90.65
Weighted average grant date fair value, Granted (in dollars per share) | $	0	0	0
Weighted average grant date fair value, Forfeited (in dollars per share) | $	0	0	0
Weighted average grant date fair value, Released (in dollars per share) | $	0	90.65	90.65
Weighted average grant date fair value, Ending balance in (in dollars per share) | $	$ 0	$ 0	$ 90.65
Other
Disclosure Of Share Based Payments [Line Items]
Beginning balance (in shares) | shares	156,190	162,320	0
Granted (in shares) | shares	22,988	34,450	162,320
Forfeited (in shares) | shares	0	0	0
Released (in shares) | shares	(70,458)	(40,580)	0
Ending balance (in shares) | shares	108,720	156,190	162,320
Weighted average grant date fair value, Beginning balance (in dollars per share) | $	$ 145.19	$ 145.21	$ 0
Weighted average grant date fair value, Granted (in dollars per share) | $	261.00	145.14	145.21
Weighted average grant date fair value, Forfeited (in dollars per share) | $	0	0	0
Weighted average grant date fair value, Released (in dollars per share) | $	182.98	145.21	0
Weighted average grant date fair value, Ending balance in (in dollars per share) | $	$ 145.19	$ 145.19	$ 145.21